Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Federal tax rate	35.00%
Deferred tax liabilities as a percent of unutilized statutory equalization reserves	30.00%
Income tax benefit attributable to reduction of deferred tax liability	$ 16,659	$ 2,349
Reduction in effective tax rate	15.00%	5.10%
Luxembourg reinsurance subsidiaries
Related Party Transaction [Line Items]
Deferred tax liabilities	$ 45,070